Restricted Net Assets - Additional Information (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2015 CNY (¥)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)
Restricted Net Assets [Abstract]
Percentage of after tax profits allocated to general reserve	10.00%
Percentage of maximum limit of registered capital to discontinue general reserve	50.00%
Appropriated retained earnings	¥ 19,175	$ 2,960	¥ 8,836	¥ 7,113
Restricted net assets	¥ 3,740,507	$ 577,435	¥ 2,626,141